Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net income	$ 28,344	$ 22,241
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	33,125	27,805
Amortization of contract intangibles / liabilities	(632)	(759)
Amortization of deferred revenue	(743)	(886)
Amortization of deferred debt issuance cost	755	573
Goodwill impairment charge	0	0
Drydocking expenditure	(3,800)	(2,595)
Income tax expense	6	6
Income taxes paid	(182)	(241)
Unrealized (gain) loss on derivative instruments	(757)	3,868
Unrealized (gain) loss on foreign currency transactions	(2)	63
Changes in operating assets and liabilities
Decrease (increase) in amounts due from related parties	38,590	33
Decrease (increase) in inventories	(216)	75
Decrease (increase) in other current assets	(1,914)	94
Decrease (increase) in accrued revenue	(300)	(706)
Increase (decrease) in trade accounts payable	71	(87)
Increase (decrease) in accrued expenses	826	(419)
Increase (decrease) prepaid revenue	360	3,776
Increase (decrease) in amounts due to related parties	4,490	(356)
Net cash provided by operating activities	98,021	52,485
INVESTING ACTIVITIES
Disposals (additions) to vessel and equipment	(180)	(521)
Net cash used in investing activities	(60,875)	(521)
FINANCING ACTIVITIES
Proceeds from long-term debt	130,000	5,000
Repayment of long-term debt	(167,460)	(24,642)
Repayment of long-term debt from related parties	(70,663)
Payment of debt issuance cost	(1,140)	(144)
Cash distribution	(33,403)	(30,107)
Net proceeds from issuance of common units	54,879
Net proceeds from sale of Convertible Preferred Units	87,443
Net cash used in financing activities	(344)	(49,893)
Effect of exchange rate changes on cash	35	23
Net increase in cash and cash equivalents	36,837	2,094
Cash and cash equivalents at the beginning of the period	27,664	23,573
Cash and cash equivalents at the end of the period	64,501	$ 25,667
Tordis Facility [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired	(32,374)
Vigdis Knutsen [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired	$ (28,321)